UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        December 31, 2008
                                                      ------------------


Check here if Amendment [  ]: Amendment Number:
                                                      -------------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number: 28-12285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven A. Sugarman
Title:     Partner
Phone:     (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman              Santa Monica, CA         February 17, 2009
---------------------------         ------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                   --------------------------

Form 13F Information Table Entry Total:                       39
                                                   --------------------------

Form 13F Information Table Value Total:                     $44,747
                                                   --------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                   Quarter Ended December 31, 2008

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                               CLASS                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                               -----                         -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                 TITLE             CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                 -----             -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER    096627104        188     10,597  SH        SOLE                  10,597
------------------------------------------------------------------------------------------------------------------------------------
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN    106776107        184     26,090  SH        SOLE                  26,090
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP       Y11082107      9,533  1,222,136  SH        SOLE               1,222,136
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B    21038E101      4,945  1,778,732  SH        SOLE               1,778,732
------------------------------------------------------------------------------------------------------------------------------------
COPANO ENERGY L L C            COM UNITS         217202100      1,133     97,127  SH        SOLE                  97,127
------------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS L    COM UNIT LPI      283702108        379     24,273  SH        SOLE                  24,273
------------------------------------------------------------------------------------------------------------------------------------
ENBRIDGE ENERGY PARTNERS L P   COM               29250R106        344     13,476  SH        SOLE                  13,476
------------------------------------------------------------------------------------------------------------------------------------
ENCORE ENERGY PARTNERS LP      COM UNIT          29257A106        373     28,699  SH        SOLE                  28,699
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100      3,790    233,824  SH        SOLE                 233,824
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN    29273R109      1,069     31,430  SH        SOLE                  31,430
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE GP HLDGS L P        UNIT LP INT       293716106        748     42,911  SH        SOLE                  42,911
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PRODS PARTNERS L    COM               293792107      1,170     56,423  SH        SOLE                  56,423
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP               COM               30231G102        458      5,739  SH        SOLE                   5,739
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO            COM               369604103      1,390     85,814  SH        SOLE                  85,814
------------------------------------------------------------------------------------------------------------------------------------
HILAND HLDGS GP LP             UNIT LP INT       43129M107        157     66,369  SH        SOLE                  66,369
------------------------------------------------------------------------------------------------------------------------------------
INERGY L P                     UNIT LTD PTNR     456615103        524     30,727  SH        SOLE                  30,727
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER    494550106        855     18,697  SH        SOLE                  18,697
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER    494550106      3,431     75,000  SH   PUT  SOLE                  75,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS       55907R108      1,125     81,076  SH        SOLE                  81,076
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP    559080106        355     11,736  SH        SOLE                  11,736
------------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINL CORP             COM               56501R106      1,195     70,198  SH        SOLE                  70,198
------------------------------------------------------------------------------------------------------------------------------------
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN    570759100        890    111,587  SH        SOLE                 111,587
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ONEOK PARTNERS LP              UNIT LTD PARTN    68268N103        485     10,646  SH        SOLE                  10,646
------------------------------------------------------------------------------------------------------------------------------------
PALATIN TECHNOLOGIES INC       COM NEW           696077304          1     10,000  SH        SOLE                  10,000
------------------------------------------------------------------------------------------------------------------------------------
PEREGRINE PHARMACEUTICALS IN   COM               713661106          6     20,000  SH        SOLE                  20,000
------------------------------------------------------------------------------------------------------------------------------------
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN    726503105        559     16,121  SH        SOLE                  16,121
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PROSHARES TR                   PSHS ULTSH 20YRS  74347R297      1,547     41,000  SH        SOLE                  41,000
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REGENCY ENERGY PARTNERS L P    COM UNITS L P     75885Y107      1,180    146,572  SH        SOLE                 146,572
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SIRF TECHNOLOGY HLDGS INC      COM               82967H101         32     25,000  SH        SOLE                  25,000
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SPDR TR                        UNIT SER 1        78462F103        226      2,501  SH        SOLE                   2,501
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TARGA RESOURCES PARTNERS LP    COM UNIT          87611X105      1,512    195,060  SH        SOLE                 195,060
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO PARTNERS L P            UT LTD PARTNER    872384102        631     32,239  SH        SOLE                  32,239
------------------------------------------------------------------------------------------------------------------------------------
TRIMBLE NAVIGATION LTD         COM               896239100        370     17,100  SH        SOLE                  17,100
------------------------------------------------------------------------------------------------------------------------------------
VELOCITY EXPRESS CORP          COM PAR NEW       92257T707         17    113,635  SH        SOLE                 113,635
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VORNADO RLTY TR                SH BEN INT        929042109        225      3,723  SH        SOLE                   3,723
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WESTERN ASSET CLYM INFL SEC    COM SH BEN INT    95766Q 10 6    1,080    100,000  SH        SOLE                 100,000
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WESTERN GAS PARTNERS LP        COM UNIT LP IN    958254104      1,612    125,622  SH        SOLE                 125,622
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WILLIAMS PARTNERS L P          COM UNIT L P      96950F104        882     73,907  SH        SOLE                  73,907
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN    96950K103        146     10,300  SH        SOLE                  10,300
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